Other Current Liabilities (Schedule of changes in product warranty obligation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Current Liabilities [Abstract]
Beginning of year	$ 3,397	$ 3,161
Accruals	7,643	5,505
Usage	(6,685)	(5,269)
Balance at end of year	$ 4,355	$ 3,397